EQUITY (Details Narrative) - USD ($)							12 Months Ended
	Jun. 18, 2025	Mar. 21, 2025	Aug. 08, 2024	Jul. 22, 2024	May 17, 2023	Feb. 22, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	May 16, 2023	Jul. 29, 2022
EquityLineItem [Line Items]
Authorized share capital					$ 50,000					$ 50,000	$ 50,000
Ordinary shares authorized					500,000,000	50,000,000	500,000,000	500,000,000		50,000,000	50,000,000
Ordinary shares par value					$ 0.0001	$ 0.001	$ 0.0001	$ 0.0001		$ 0.001	$ 0.001
Number of shares issued			56,342	2,150,000		14,990,000	40,000,000
Shares issued price per share			$ 4.00	$ 4.00		$ 0.001
Ordinary shares issued			17,206,342		15,000,000	15,000,000		17,206,342
Ordinary shares outstanding			17,206,342		15,000,000	15,000,000		17,206,342
Gross proceeds from offering	$ 8,000,000		$ 8,825,368				$ 7,131,088	$ 7,791,589
Common Class A [Member]
EquityLineItem [Line Items]
Ordinary shares authorized		490,000,000					490,000,000
Ordinary shares par value		$ 0.0001					$ 0.0001	$ 0.0001
Number of shares issued	40,000,000	490,000,000
Shares issued price per share	$ 0.2
Ordinary shares issued	48,951,842						48,951,842
Ordinary shares outstanding	48,951,842						48,951,842
Conversion of Stock, Shares Issued		8,254,500
Common Class B [Member]
EquityLineItem [Line Items]
Ordinary shares authorized		10,000,000					10,000,000
Ordinary shares par value		$ 0.0001					$ 0.0001	$ 0.0001
Number of shares issued		10,000,000
Ordinary shares issued	8,254,500						8,254,500
Ordinary shares outstanding	8,254,500						8,254,500
Lasting Success Holdings Limited [Member]
EquityLineItem [Line Items]
Number of shares issued						4,497,000
Mr. Bun Kwai [Member]
EquityLineItem [Line Items]
Number of shares issued						10,493,000
Shareholders [Member]
EquityLineItem [Line Items]
Ordinary shares par value					$ 0.0001
Number of shares surrendered					135,000,000